UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03983
Columbia Oregon Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2005 (Unaudited)	Columbia Oregon Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 5.7%
Education – 5.7%
OR Multnomah County Educational Facilities Authority
	University of Portland Project:
	5.700% 04/01/15	1,000,000	1,065,610
	6.000% 04/01/20	1,000,000	1,081,570
	6.000% 04/01/25	500,000	533,335
	Refunding,
	Insured: AMBAC,

	5.000% 04/01/11	1,150,000	1,211,617
	5.750% 04/01/10	2,000,000	2,133,320

OR State Health Sciences University
	Series A:
	Insured: MBIA,
	(a) 07/01/09	1,530,000	1,341,397
	(a) 07/01/12	1,315,000	1,014,246
	(a) 07/01/14	2,550,000	1,787,780
	(a) 07/01/15	4,325,000	2,887,283
	(a) 07/01/21	12,515,000	6,156,379

OR State Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series A:
	4.650% 10/01/09	555,000	575,907
	5.000% 10/01/20	1,825,000	1,910,392
	5.500% 10/01/18	1,000,000	1,041,400
	Reed College Project,
	Series A:
	5.300% 07/01/11	500,000	521,180
	Insured: MBIA,

	5.100% 07/01/10	900,000	962,919
	Education Total		24,224,335
	EDUCATION TOTAL		24,224,335

HEALTH CARE – 12.3%
Continuing Care Retirement – 0.7%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series PJ-A:
	4.750% 10/01/11	660,000	691,013
	5.000% 10/01/12	680,000	720,644

OR Clackamas County Hospital Facility Authority
	Willamette View, Inc. Project,
	Series A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	6.850% 11/01/15	1,480,000	1,602,292
	Continuing Care Retirement Total		3,013,949

Hospitals – 11.4%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Refunding:
	4.400% 10/01/07	220,000	225,234
	4.800% 10/01/11	245,000	255,378
	5.200% 10/01/17	2,255,000	2,340,397

OR Clackamas County Hospital Facility Authority
	Legacy Health System:
	4.600% 05/01/10	885,000	933,507
	5.000% 02/15/16	1,010,000	1,059,631
	5.500% 02/15/13	5,450,000	5,864,200
	5.500% 02/15/14	2,385,000	2,566,260
	5.750% 05/01/12	2,000,000	2,245,380
	Legacy Health System, IBC,
	Insured: MBIA,
	5.500% 02/15/13	495,000	539,684
	Refunding,
	5.250% 05/01/21	4,890,000	5,223,743
	5.750% 05/01/16	1,500,000	1,655,565

OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.:
	5.500% 01/01/22	2,000,000	2,142,180
	5.600% 01/01/27	5,550,000	5,958,979
	5.600% 01/01/32	2,000,000	2,139,100

OR Medford Hospital Facilities Authority
	Asante Health System,
	Series A:
	Insured: MBIA

	5.250% 08/15/10	1,500,000	1,605,510
	5.250% 08/15/11	800,000	853,992

OR Multnomah County Hospital Facilities Authority Revenue
	Providence Health System,
	5.250% 10/01/16	2,970,000	3,280,989

OR Ontario Catholic Health Holy Rosary Medical Center
	Insured: MBIA,
	5.500% 11/15/12	1,500,000	1,546,395

OR Salem Hospital Facility Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.000% 08/15/18	2,000,000	2,080,400
	5.250% 08/15/14	4,860,000	5,142,317

OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series A,
	5.750% 12/01/20	285,000	312,862
	Hospitals Total		47,971,703

Nursing Homes – 0.2%
OR Clackamas County Hospital
	Facility Authority Odd Fellows Home,
	Series A,
	Refunding,
	5.875% 09/15/21	705,000	668,791
	Nursing Homes Total		668,791
	HEALTH CARE TOTAL		51,654,443

HOUSING – 5.2%
Assisted Living / Senior – 0.4%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	6.250% 10/01/21	1,650,000	1,666,962
	Assisted Living / Senior Total		1,666,962

Multi – Family – 2.2%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series A,
	5.800% 12/01/16	2,255,000	2,285,172

OR State Housing & Community Services Department
	Multiple Purpose,
	Series A:
	Insured FSA

	3.550% 01/01/13	1,000,000	1,009,930
	3.550% 07/01/13	1,000,000	1,007,680
	3.650% 01/01/14	1,000,000	1,011,020
	3.650% 07/01/14	1,000,000	1,010,010

OR Washington County Housing Authority
	Affordable Housing Pool,
	Series A,
	5.750% 07/01/23	1,000,000	1,032,770
	6.000% 07/01/23	1,000,000	1,039,070

PR Housing Finance Corp.
	Multi-Family Mortgage Portfolio A-1,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	Insured FHA,
	7.500% 04/01/22	660,000	668,481
	Multi - Family Total		9,064,133

Single-Family – 2.6%
OR State Housing & Community Services
	Department Mortgage Single Family Program,
	Series A,
	4.850% 07/01/10	150,000	157,007
	Series D,
	6.700% 07/01/13	460,000	460,800
	Series E:
	5.375% 07/01/21	3,230,000	3,369,148
	Insured: FHA,

	5.700% 07/01/12	640,000	646,298
	5.800% 07/01/14	570,000	575,934
	6.000% 07/01/20	1,590,000	1,625,950
	Series J:
	5.150% 07/01/24	2,305,000	2,381,134
	Series M, AMT,
	5.800% 07/01/12	210,000	221,191
	Series Q:
	4.700% 07/01/15	690,000	714,812
	4.900% 07/01/17	675,000	699,232

OR State Housing Finance Revenue
	Insured: FHA,
	5.800% 07/01/09	180,000	180,308
	Single-Family Total		11,031,814
	HOUSING TOTAL		21,762,909

OTHER – 22.9%
Other – 0.9%
OR State Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series A,
	6.650% 11/15/22(b)	3,750,000	3,774,450
	Other Total		3,774,450

Pool / Bond Bank – 0.3%
OR State Economic Community Development Department
	Series A,
	Insured: MBIA,
	5.375% 01/01/11	1,105,000	1,190,207
	Pool / Bond Bank Total		1,190,207

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – 21.7%
OR Board of Higher Education
	Series A,
	Pre-refunded 08/01/11:
	5.250% 08/01/14	1,225,000	1,351,996
	5.250% 08/01/16	4,550,000	5,021,699

OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,756,173

OR Clackamas County
	School District No. 086,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,665,276
	School District No. 12,
	North Clackamas,
	Pre-refunded 06/01/09:
	Insured: FGIC,
	5.250% 06/01/11	1,000,000	1,083,710
	5.250% 06/01/15	2,750,000	2,980,203
	School District No. 62C,
	Pre-refunded 06/15/10,
	5.375% 06/15/17	1,250,000	1,381,525

OR Coos County
	School District No. 13,
	North Bend,
	Pre-refunded 06/15/12,
	Insured: FSA,
	5.500% 06/15/15	1,765,000	2,006,381

OR Deschutes County
	School District No. 1,
	Pre-refunded 06/15/11,
	Series A,
	Insured: FSA,
	5.500% 06/15/18	1,000,000	1,124,030

OR Jackson County
	School District No. 4,
	Phoenix-Talent,
	Pre-refunded 06/15/11,
	Insured: FSA,
	5.500% 06/15/16	1,000,000	1,124,030
	School District No. 9,
	Eagle Point,
	Pre-refunded 06/15/11,

	5.625% 06/15/15	1,920,000	2,171,213

OR Josephine County School District No. 7
	Grants Pass,
	Pre-refunded 06/01/07,
	Insured: FGIC,
	5.700% 06/01/13	2,000,000	2,108,060

OR Linn County
	Community School District No. 9:
	Lebanon,
	Pre-refunded 06/15/13,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	Insured: FGIC,
	5.550% 06/15/21	2,000,000	2,300,820
	Pre-refunded 06/15/13,
	Series 2001,
	Insured: FGIC,
	5.250% 06/15/15	405,000	456,824

OR Metro Washington Park Zoo
	Pre-refunded 01/15/07,
	Series A,
	5.300% 01/15/11	1,000,000	1,035,440

OR Multnomah County Certificates of Participation
	Pre-refunded 08/01/08,
	Series: 1998,
	4.550% 08/01/10	235,000	248,444

OR Multnomah County
	School District No. 7,
	Reynolds,
	Pre-refunded 06/15/11:

	5.625% 06/15/14	2,670,000	3,019,343
	5.625% 06/15/17	1,000,000	1,130,840
	Series A,
	Pre-refunded 04/01/10,
	5.500% 04/01/19	2,395,000	2,654,474

OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Pre-refunded 06/15/11:
	Insured: FGIC,

	5.375% 06/15/16	2,055,000	2,295,887
	5.375% 06/15/17	2,280,000	2,547,262
	5.375% 06/15/18	2,490,000	2,781,878

OR North Clackamas Parks & Recreation District Facilities
	Escrowed to Maturity,
	5.700% 04/01/13	2,920,000	3,234,805

OR Northern Oregon Corrections
	Pre-refunded 09/15/07:
	Insured: AMBAC,
	5.250% 09/15/12	1,000,000	1,051,630
	5.300% 09/15/13	1,000,000	1,052,730

OR Portland Arena Gas Tax
	Pre-refunded 06/01/06:
	Insured: FSA,
	(a) 06/01/16	1,100,000	580,305
	(a) 06/01/17	2,320,000	1,145,291
	Series A,
	Insured: FSA,

	5.800% 06/01/16	1,640,000	1,687,576

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Salem Water & Sewer
	Pre-refunded 06/01/10,
	Insured: FSA,
	5.300% 06/01/15	1,500,000	1,651,980

OR Salem-Keizer School District No. 24J
	Pre-refunded 06/01/09:
	5.000% 06/01/15	1,000,000	1,074,350
	5.000% 06/01/16	1,380,000	1,482,603

OR State Board of Higher Education
	Lottery Education Project,
	Series A,
	Pre-refunded 04/01/09,
	Insured:FSA,
	5.250% 04/01/13	1,600,000	1,743,648
	Pre-refunded 04/01/11,
	Insured:FSA,
	5.000% 04/01/14	2,705,000	2,963,625

OR State City Sewer
	Pre-refunded 10/01/05,
	6.500% 10/01/07	390,000	397,508

OR State Department of Administrative Services
	Certificates of Participation,
	Series A,
	Pre-refunded 06/01/07,
	Insured: AMBAC,
	5.300% 05/01/08	750,000	790,403

OR State Department of Transportation
	Highway User Tax,
	Series A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,855,525

OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series A,
	Escrowed to Maturity:

	5.750% 12/01/20	245,000	275,382
	6.000% 12/01/30	4,825,000	5,466,725

OR Washington County Unified Sewer Agency
	Pre-refunded 10/01/06,
	Insured: FGIC,
	5.500% 10/01/16	1,250,000	1,304,350

OR Washington County
	School District No. 15,
	Forest Grove,
	Pre-refunded 06/15/11:
	Insured: FSA,
	5.375% 06/15/13	2,070,000	2,312,645
	5.375% 06/15/15	2,515,000	2,809,808
	School District No. 088J,
	Sherwood,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	Un-refunded,
	Pre-refunded 06/01/05,
	6.100% 06/01/12	185,000	185,000
	School District No. 48J,
	Beaverton,
	Pre-refunded 06/01/09,
	Insured: FGIC,
	5.100% 06/01/12	500,000	539,045
	Pre-refunded 08/01/08,

	5.250% 08/01/10	1,150,000	1,229,465

OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	537,170
	Pre-refunded 06/01/11,
	Insured: MBIA,

	5.000% 06/01/13	1,500,000	1,637,520

OR Yamhill County
	School District No. 029J,
	Pre-refunded 06/15/12,
	Insured: MBIA,
	5.250% 06/15/16	2,535,000	2,842,191

VI Virgin Islands Public Finance Authority
	Series A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,533,165
	Refunded/Escrowed Total		91,629,953
	OTHER TOTAL		96,594,610

OTHER REVENUE – 2.2%
Recreation – 2.2%
OR State Board of Higher Education
	Lottery Education Project,
	Series A:
	Insured: FSA,

	5.000% 04/01/14	1,830,000	2,026,835
	5.000% 04/01/14	1,000,000	1,113,080
	5.250% 04/01/11	4,000,000	4,330,360
	Series B,
	Insured: FSA

	5.250% 04/01/15	1,315,000	1,420,134

OR State Health, Housing, Educational & Cultural Facilities Authority
	Aquarium:
	4.750% 10/01/08(b)(d)	1,550,000	326,414

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	4.900% 10/01/09(b)(d)	670,000	140,975
	Recreation Total		9,357,798
	OTHER REVENUE TOTAL		9,357,798

TAX-BACKED – 39.3%
Local Appropriated – 0.6%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series B,
	Insured: FGIC,
	(a) 06/15/22	2,335,000	1,083,020

OR Deschutes County
	Certificates of Participation,
	Series A,
	5.050% 06/01/17	420,000	430,844

OR Multnomah County
	Certificates of Participation,
	Series 1998,
	4.550% 08/01/10	765,000	804,290
	Local Appropriated Total		2,318,154

Local General Obligations – 24.3%
OR Aurora
	5.600% 06/01/24	1,205,000	1,279,638

OR Bend Municipal Airport Project
	Series B, AMT,
	5.375% 06/01/13	150,000	158,606

OR Benton & Linn Counties
	School District No. 509J,
	Corvallis,
	Insured: FSA,
	5.000% 06/01/17	2,665,000	2,895,336

OR Canyonville South Umpqua Rural Fire District
	5.400% 07/01/31	610,000	617,271

OR Clackamas & Washington Counties
	School District No. 003JT,
	Insured: FGIC,
	(a)06/15/17	4,000,000	2,375,360

OR Clackamas Community College
	Insured: FGIC,
	5.250% 06/15/15	1,500,000	1,644,495

OR Clackamas County
	School District No. 108,
	5.375% 06/15/15	1,055,000	1,178,667
	Estacada School District No.108,
	Series 2005,
	Insured: FSA,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 06/15/25	2,485,000	2,961,027
	Lake Oswego Series:
	5.375% 06/01/15	2,450,000	2,701,272
	5.375% 06/01/16	1,295,000	1,427,815
	5.375% 06/01/17	2,535,000	2,792,100

OR Columbia County
	School District No. 502,
	Defered Interest,
	Insured: FGIC,

	(a) 06/01/13	1,685,000	1,243,227
	(a) 06/01/14	1,025,000	721,282

OR Coos Bay	4.900% 09/01/07	1,505,000	1,532,707

OR Crook County
	School District,
	Insured: FSA,
	5.000% 02/01/14	2,860,000	3,133,473

OR Eugene Public Safety Facilities
	5.500% 06/01/10	850,000	871,573
	5.625% 06/01/13	1,295,000	1,329,058

OR Jackson County
	School District No. 9,
	Series 2005,
	Insured: MBIA,

	5.500% 06/15/20	1,000,000	1,179,480
	Series 2005,
	Insured: MBIA,

	5.500% 06/15/21	1,410,000	1,665,957
	School District No. 6,
	Central Point,
	6.000% 06/15/09	1,090,000	1,212,799

OR Jefferson County
	School District No. 509J,
	Madras School District,
	Insured: FGIC,
	5.250% 06/15/18	1,075,000	1,184,413

OR Josephine County
	School District No. 7,
	Grants Pass,
	Insured: FSA,

	4.000% 06/15/11	2,000,000	2,082,080
	Unit School District,
	Three Rivers,
	Insured: FGIC,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.000% 12/15/15	1,000,000	1,118,330
	5.000% 12/15/16	1,000,000	1,117,190

OR Lane County
	School District No. 19,
	Springfield,
	Refunding,
	Insured: FGIC,
	6.000% 10/15/12	1,740,000	2,036,078
	6.000% 10/15/14	1,310,000	1,567,153
	School District No. 4J Eugene,
	Refunding,
	5.000% 07/01/12	1,000,000	1,104,580
	School District No. 4J,
	Eugene,
	Refunding,

	5.250% 07/01/13	1,000,000	1,127,510

OR Lincoln County
	School District,
	Insured: FGIC,
	5.600% 06/15/10	3,480,000	3,804,232

OR Linn Benton Community College
	Insured: FGIC,
	(a) 06/15/13	1,000,000	728,070
	(a) 06/15/14	1,000,000	694,510

OR Linn County
	Community School District No. 9,
	Lebanon,
	Series 2001,
	Insured: FGIC,
	5.250% 06/15/15	305,000	340,078

OR Metro
	5.250% 09/01/14	3,130,000	3,484,692

OR Multnomah County
	School District No. 40,
	Insured: FSA,
	5.000% 12/01/14	1,790,000	1,936,869

OR Multnomah-Clackamas Counties
	School District Number 10JT,
	Series A,
	Insured: FSA,
	5.250% 06/15/12	1,000,000	1,119,850

OR Portland Community College District
	Series A:
	5.375% 06/01/14	1,925,000	2,134,960
	5.375% 06/01/16	2,705,000	2,982,425
	5.375% 06/01/17	2,540,000	2,797,607

OR Portland Limited Tax
	Series A,
	4.900% 04/01/12	1,430,000	1,490,746
	Series B:

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/01/12	1,750,000	1,350,825
	(a) 06/01/13	1,500,000	1,104,135
	(a) 06/01/16	3,500,000	2,222,815
	(a) 06/01/18	4,000,000	2,294,880
	(a) 06/01/19	4,000,000	2,180,840
	(a) 06/01/20	4,000,000	2,067,040

OR Rogue Community College District
	Refunding:
	Insured: MBIA,
	5.000% 06/15/15	1,015,000	1,133,095
	5.000% 06/15/16	1,050,000	1,166,371
	5.000% 06/15/17	1,255,000	1,387,428

OR Salem-Keizer
	School District No. 24J,
	Insured: FSA,
	5.000% 06/15/18	2,000,000	2,182,120

OR Tualatin Hills Park & Recreation District
	Insured: FGIC,
	5.750% 03/01/14	990,000	1,156,825

OR Washington & Clackamas Counties
	Deferred Interest,
	Series A,
	(a)06/01/10	1,520,000	1,266,464
	School District No. 23J,
	Tigard,
	(a) 06/15/18	2,700,000	1,546,452
	Insured: MBIA,

	5.375% 06/15/17	1,500,000	1,666,200

OR Washington County
	5.500% 06/01/16	2,785,000	3,089,345
	School District No. 48J,
	Beaverton:
	5.125% 01/01/14	2,000,000	2,180,420
	5.125% 01/01/17	1,820,000	1,966,838
	5.125% 01/01/18	2,260,000	2,439,964
	Criminal Justice Facilities,
	Refunding,
	5.000% 12/01/10	1,400,000	1,464,302

OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	5.000% 11/01/13	1,100,000	1,223,596

OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.500% 06/15/21	1,000,000	1,181,530
	School District No. 40,
	Insured: FGIC,
	6.000% 06/01/09	500,000	555,945
	Local General Obligations Total		102,599,946

Special Property Tax – 6.9%
OR Hood River Urban Renewal Agency
	6.250% 12/15/11	1,120,000	1,179,640

OR Lebanon Urban Renewal Agency
	5.625% 06/01/19	1,000,000	1,065,900
	5.750% 06/01/15	1,120,000	1,183,538
	6.000% 06/01/20	1,580,000	1,686,413

OR Medford Urban Renewal
	5.875% 09/01/10	500,000	514,185

OR Portland Airport Way, Urban Renewal & Redevelopment
	Convention Center,
	Series A:
	Insured: AMBAC,

	5.750% 06/15/17	1,500,000	1,683,495
	5.750% 06/15/18	2,050,000	2,298,747

OR Portland Limited Tax
	Series A,
	3.400% 06/01/13	1,675,000	1,670,762

OR Portland River District, Urban Renewal & Redevelopment
	Series A:
	Insured: AMBAC,
	5.000% 06/15/17	1,500,000	1,630,155
	5.000% 06/15/18	3,070,000	3,334,173
	5.000% 06/15/20	2,000,000	2,169,200

OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series A:
	Insured: AMBAC,

	5.750% 06/15/17	2,065,000	2,317,611
	5.750% 06/15/19	2,580,000	2,893,057

OR Redmond Urban Renewal Agency Revenue
	Refunding South Airport Industrial Area A,
	5.700% 06/01/19	650,000	668,896

OR Redmond Urban Renewal Agency

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Downtown Area B:
	5.650% 06/01/13	720,000	752,904
	5.850% 06/01/19	785,000	820,435

OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	5.250% 06/01/15	1,000,000	1,046,660

OR Veneta Urban Renewal Agency
	5.375% 02/15/16	700,000	748,307
	5.625% 02/15/21	1,100,000	1,169,014

OR Wilsonville Limited Tax Improvement
	5.000% 12/01/10	250,000	252,683
	Special Property Tax Total		29,085,775

State Appropriated – 3.8%
OR Department of Administrative Services
	Certificates of Participation,
	Refunding,
	Series A:
	Insured: AMBAC,
	4.500% 05/01/12	1,020,000	1,071,541
	5.000% 05/01/13	4,240,000	4,555,032
	5.000% 05/01/14	1,000,000	1,074,300
	Series B,
	Insured: MBIA,
	5.250% 05/01/10	840,000	920,951
	Series C:
	Insured: MBIA,
	5.250% 11/01/15	1,000,000	1,100,200
	5.250% 11/01/17	5,000,000	5,494,600
	Series E,
	Insured: FSA,
	5.000% 11/01/13	1,470,000	1,613,898
	State Appropriated Total		15,830,522

State General Obligations – 3.7%
OR Elderly & Disabled Housing
	Refunding,
	Series B,
	4.950% 08/01/20	985,000	1,015,545

OR State Board of Higher Education
	Deffered Interest,
	Series A,
	(a) 08/01/17	1,050,000	630,976
	Series A:
	(a) 08/01/14	490,000	341,893
	5.000% 08/01/12	2,075,000	2,287,687
	5.250% 08/01/14	255,000	281,525
	5.250% 08/01/16	780,000	855,403

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series: 2004 D:
	5.000% 08/01/24	3,620,000	3,883,826

OR State
	9.200% 10/01/08	385,000	459,882
	Series A,
	5.250% 10/15/15	1,735,000	1,935,497

OR Veterans Welfare
	5.850% 10/01/15	320,000	328,000
	8.000% 07/01/08	580,000	665,330
	Series 80A,
	5.700% 10/01/32	1,950,000	1,960,744

PR Commonwealth of Puerto Rico
	Series 2004 A, GO,
	5.000% 07/01/30	1,000,000	1,068,750
	State General Obligations Total		15,715,058
	TAX-BACKED TOTAL		165,549,455

TRANSPORTATION – 2.6%
Airports – 0.6%
OR Eugene Airport
	Refunding, AMT:
	5.650% 05/01/06	325,000	331,458
	5.650% 05/01/07	555,000	576,573
	5.700% 05/01/08	515,000	544,277

OR Port of Portland International Airport
	Series 12B,
	Refunding,
	Insured: FGIC,
	5.250% 07/01/12	1,000,000	1,070,750
	Airports Total		2,523,058

Ports – 0.7%
OR Port Morrow
	6.700% 06/01/20	2,000,000	2,006,300

OR Port of St. Helens
	5.600% 08/01/14	315,000	324,674
	5.750% 08/01/19	425,000	439,344
	Ports Total		2,770,318

Transportation – 1.3%
OR Tri-County Metropolitan Transportation District
	Series 1,
	5.400% 06/01/19	4,200,000	4,438,770
	Series A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	5.000% 09/01/15	1,000,000	1,094,600
	Transportation Total		5,533,370
	TRANSPORTATION TOTAL		10,826,746

UTILITIES – 7.9%
Investor Owned – 2.1%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series A,
	4.800% 04/01/10	5,195,000	5,308,563
	Series B,
	4.800% 06/01/10	3,500,000	3,577,840
	Investor Owned Total		8,886,403
Municipal Electric – 3.4%
OR Deschutes Valley Water District
	5.875% 09/01/05	810,000	815,459

OR Emerald Peoples Utility District
	Insured: FGIC,
	7.350% 11/01/10	2,160,000	2,598,070
	7.350% 11/01/11	2,000,000	2,457,880
	7.350% 11/01/12	2,490,000	3,117,455
	7.350% 11/01/13	2,675,000	3,417,848
	Series A,
	Insured: FSA,
	5.250% 11/01/20	605,000	669,045

OR Eugene Electric Utilities System,
	Series B, Refunding,
	Insured: FSA,
	5.250% 08/01/13	1,040,000	1,148,181
	Municipal Electric Total		14,223,938
Water & Sewer – 2.4%
OR Myrtle Point Water
	6.000% 12/01/20	510,000	548,668

OR Portland Sewer System Revenue
	Series A,
	Refunding,
	Insured: FGIC,
	5.000% 06/01/12	4,835,000	5,016,892

OR Powell Valley Water District
	6.000% 02/01/15	620,000	661,670

OR Sheridan Water Revenue
	6.200% 05/01/15	625,000	676,919
	6.450% 05/01/20	520,000	565,058

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Refunding,
	5.350% 04/01/18	300,000	312,504

OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series Lien,
	Insured:MBIA,
	5.000% 10/01/13	2,310,000	2,568,189
	Water & Sewer Total		10,349,900
	UTILITIES TOTAL		33,460,241
	Total Municipal Bonds (cost of $391,761,106)		413,430,537

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	7,530	7,529
	Total Investment Company (cost of $7,529)		7,529

		Par ($)
Short-Term Obligation – 0.6%
VARIABLE RATE DEMAND NOTES(e) – 0.6%
FL Alachua County Health Facilities Authority Continuing Care
	Oak Hammock University ,
	Series 2002 A,
	2.970% 10/01/32	420,000	420,000

FL Orange County School Board
	Certificates of Participation
	Series 2002 B,
	2.970% 08/01/27	200,000	200,000

KS State Development Finance Authority Revenue
	Hays Medical Center,
	Series 2000 N,
	3.020% 05/15/26	200,000	200,000

MN Brooklyn Center Revenue
	BCC Associates LLC,
	Series 2001,
	3.020% 12/01/14	300,000	300,000

MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2000 H,
	2.970% 10/01/30	600,000	600,000

MS Jackson County
	Chevron U.S.A., Inc. Project,
	Series 1993,
	2.970% 06/01/23	600,000	600,000

TX Harris County Health Facilities Development Corp.
	YMCA of the Greater Houston Area,

		Par ($)	Value ($)
Short-Term Obligation(Continued) – 0.6%
VARIABLE RATE DEMAND NOTES(e) – 0.6% – (continued)
	Series 2002,
	2.980% 07/01/37	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,620,000

	Total Short-Term Obligation (cost of $2,620,000)		2,620,000

	Total Investments – 98.7% (cost of $394,338,636)(f)(g)		416,058,066

	Other Assets & Liabilities, Net – 1.3%		5,425,596

	Net Assets – 100.0%		421,483,662

Notes to Investment Portfolio:
*

Security Valuation

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments in other investment companies are valued at net asset value.

(a)	Zero coupon bond.
(b)	The issuer is in default of certain debt covenants. Income is not being accrued.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)

Denotes a restricted security, which is subject to restrictions on resale under federal securities a law. At May 31, 2005, the value of these securities amounted to $467,389, which represents 0.1% of net assets.

		Acquisition	Acquisition
		Date	Cost

Oregon State Health, Housing,
Educational & Cultural Facilities Authority:

Authority/Aquarium:
4.750%	10/01/08	09/21/98	1,539,906
4.900%	10/01/09	09/21/98	667,383
Goodwill Industries Lane County, Series A,
6.650% 11/15/22		06/17/98	3,855,000
			$6,062,289

(f)	Cost for federal income tax purposes is $394,238,551.
(g)	Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

		Net
Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation
$23,796,253	$(2,011,400)	$21,784,853

At May 31, 2005, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	109	$12,345,953	$12,311,291	Sep-2005	$(34,662)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GO	General Obligation
IBC	Insured Bond Certificates
MBIA	MBIA Insurance Corp.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Oregon Municipal Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005